Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
Cash And Cash Equivalents
	As of March 31,
	2026		2025
Cash on hand	Rs.	1	Rs.	1
Balances with banks		14,249		12,142
Term deposits with banks (original maturities less than 3 months)		1,118		2,511
Cash and cash equivalents in the statement of financial position	Rs.	15,368	Rs.	14,654
Bank overdrafts used for cash management purposes		-		61
Cash and cash equivalents in the statement of cash flows	Rs.	15,368	Rs.	14,593
Restricted cash balances included above
Balance in unclaimed dividend account	Rs.	73	Rs.	80
Other restricted cash balances		296		464
Total restricted cash balances	Rs.	369	Rs.	544